INCOME TAXES - Summary of Movements In Deferred Tax Balances (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Components Of Income Tax Expense Benefit [Abstract]
At January 1,	€ (1,616)	€ 159
Deferred tax expense (income)	(2,769)	(1,621)	€ 65
Additions through business combinations	0	(56)
Foreign exchange differences	(290)	(98)
At December 31,	€ (4,675)	€ (1,616)	€ 159